JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 38.4%
Aerospace & Defense — 1.5%
BAE Systems plc (United Kingdom) 3.40%, 4/15/2030(a)	1,000	1,070
Boeing Co. (The)
1.43%, 2/4/2024	877	877
4.88%, 5/1/2025	541	593
2.75%, 2/1/2026	1,646	1,691
2.20%, 2/4/2026	1,072	1,070
3.10%, 5/1/2026	2,500	2,600
General Dynamics Corp. 2.25%, 11/15/2022	1,000	1,012
L3Harris Technologies, Inc.
3.85%, 12/15/2026	475	517
4.85%, 4/27/2035	500	612
Leidos, Inc. 2.30%, 2/15/2031	1,000	969
Northrop Grumman Corp. 2.93%, 1/15/2025	1,800	1,880
Precision Castparts Corp.
2.50%, 1/15/2023	500	508
3.25%, 6/15/2025	800	855
Raytheon Technologies Corp.
3.20%, 3/15/2024	300	313
3.15%, 12/15/2024	476	499
3.95%, 8/16/2025	2,000	2,168
4.13%, 11/16/2028	500	562
2.25%, 7/1/2030	300	300
4.15%, 5/15/2045	311	372
Textron, Inc. 3.00%, 6/1/2030	1,100	1,147

		19,615

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	179	186

Auto Components — 0.0%(b)
Lear Corp. 2.60%, 1/15/2032	222	218

Automobiles — 0.7%
Daimler Finance North America LLC (Germany) 2.13%, 3/10/2025(a)	1,250	1,274
General Motors Co. 6.13%, 10/1/2025	700	808
Hyundai Capital America
3.00%, 6/20/2022(a)	530	536
2.85%, 11/1/2022(a)	266	271
1.50%, 6/15/2026(a)	728	709
3.00%, 2/10/2027(a)	1,345	1,400
2.38%, 10/15/2027(a)	479	478
1.80%, 1/10/2028(a)	308	298
Nissan Motor Co. Ltd. (Japan)
3.52%, 9/17/2025(a)	600	629
4.35%, 9/17/2027(a)	1,600	1,724
Stellantis Finance US, Inc. 2.69%, 9/15/2031(a)	378	372
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027(a)	621	604

		9,103

Banks — 7.2%
AIB Group plc (Ireland) 4.75%, 10/12/2023(a)	800	850
Australia & New Zealand Banking Group Ltd. (Australia) 4.40%, 5/19/2026(a)	1,000	1,096
Banco Santander SA (Spain)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027(c)	200	196
2.75%, 12/3/2030	600	587
Bank of America Corp.
3.30%, 1/11/2023	32	33
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	2,487	2,569
4.00%, 1/22/2025	1,154	1,234
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,584
4.45%, 3/3/2026	556	612
(SOFR + 1.15%), 1.32%, 6/19/2026(c)	21	21
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027(c)	1,500	1,489
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(c)	3,300	3,576
(SOFR + 1.53%), 1.90%, 7/23/2031(c)	4,000	3,825
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027(a)(c)	1,125	1,111
Bank of Montreal (Canada)
2.35%, 9/11/2022	100	102
2.50%, 6/28/2024	500	518
(USD Swap Semi 5 Year + 1.28%), 4.34%, 10/5/2028(c)	800	844
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(a)	1,580	1,665
Bank of Nova Scotia (The) (Canada) 2.20%, 2/3/2025	600	617
Barclays plc (United Kingdom)
3.65%, 3/16/2025	1,255	1,330
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025(c)	500	528
BNP Paribas SA (France)
3.38%, 1/9/2025(a)	800	843
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(c)	500	535
4.63%, 3/13/2027(a)	1,000	1,110

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,099
Capital One Bank USA NA 3.38%, 2/15/2023	660	679
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025(c)	1,500	1,571
(SOFR + 0.77%), 1.12%, 1/28/2027(c)	3,700	3,592
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	1,200	1,287
(SOFR + 1.15%), 2.67%, 1/29/2031(c)	2,400	2,436
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	2,271
Citizens Financial Group, Inc. 2.64%, 9/30/2032	500	500
Cooperatieve Rabobank UA (Netherlands)
3.88%, 2/8/2022	903	909
2.63%, 7/22/2024(a)	400	415
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026(a)(c)	1,500	1,507
(SOFR + 0.89%), 1.25%, 1/26/2027(a)(c)	874	850
Discover Bank
2.45%, 9/12/2024	900	923
3.45%, 7/27/2026	447	474
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.60%, 3/30/2028(a)(c)	1,450	1,424
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	848
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	1,800	1,872
(SOFR + 1.40%), 2.63%, 11/7/2025(c)	1,000	1,028
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,354
(SOFR + 1.73%), 2.01%, 9/22/2028(c)	300	293
(SOFR + 2.39%), 2.85%, 6/4/2031(c)	941	953
Huntington Bancshares, Inc. 2.55%, 2/4/2030	1,600	1,630
ING Groep NV (Netherlands)
3.95%, 3/29/2027	406	444
(SOFR + 1.01%), 1.73%, 4/1/2027(c)	480	478
KeyBank NA 3.30%, 6/1/2025	800	856
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.44%, 2/5/2026(c)	350	360
3.75%, 1/11/2027	1,269	1,372
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	222
3.76%, 7/26/2023	864	906
2.19%, 2/25/2025	1,550	1,589
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024(a)	1,000	1,067
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	584
2.60%, 9/11/2022	300	305
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	1,435	1,510
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027(c)	286	282
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	702
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024(a)	377	372
Nordea Bank Abp (Finland)
4.25%, 9/21/2022(a)	591	608
1.50%, 9/30/2026(a)	900	885
PNC Financial Services Group, Inc. (The) 2.55%, 1/22/2030	1,050	1,082
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	1,097	1,218
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025(c)	1,632	1,617
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026(c)	1,200	1,185
Societe Generale SA (France)
2.63%, 1/22/2025(a)	1,200	1,234
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026(a)(c)	480	469
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027(a)(c)	937	920
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024(a)	1,200	1,284
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(a)(c)	600	616
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.70%, 7/16/2024	1,982	2,056

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
2.35%, 1/15/2025	800	820
1.90%, 9/17/2028	2,000	1,956
Sumitomo Mitsui Trust Bank Ltd. (Japan) 1.55%, 3/25/2026(a)	515	514
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	469
Truist Bank 2.75%, 5/1/2023	1,500	1,542
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(c)	635	620
(USD ICE Swap Rate 5 Year + 3.70%), 5.86%, 6/19/2032(a)(c)	600	654
US Bancorp Series V, 2.63%, 1/24/2022	732	733
Wachovia Corp. 7.57%, 8/1/2026(d)	700	868
Wells Fargo & Co.
(SOFR + 1.09%), 2.41%, 10/30/2025(c)	2,700	2,773
4.30%, 7/22/2027	2,000	2,224
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	1,850	1,991
(SOFR + 2.10%), 2.39%, 6/2/2028(c)	800	810
Westpac Banking Corp. (Australia)
2.50%, 6/28/2022	1,100	1,113
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.35%), 2.89%, 2/4/2030(c)	500	512

		96,612

Beverages — 1.0%
Anheuser-Busch Cos. LLC (Belgium) 3.65%, 2/1/2026	3,050	3,284
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	3,095	3,608
Coca-Cola Co. (The) 1.45%, 6/1/2027	382	378
Coca-Cola Europacific Partners plc (United Kingdom) 1.50%, 1/15/2027(a)	1,400	1,378
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	250	257
1.85%, 9/1/2032	401	380
Constellation Brands, Inc.
3.15%, 8/1/2029	400	422
2.88%, 5/1/2030	119	122
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,010
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025	745	815
4.60%, 5/25/2028	400	457
PepsiCo, Inc. 2.63%, 7/29/2029	1,400	1,476

		13,587

Biotechnology — 0.8%
AbbVie, Inc.
2.90%, 11/6/2022	500	510
3.85%, 6/15/2024	1,250	1,326
2.95%, 11/21/2026	3,978	4,187
4.25%, 11/14/2028	1,000	1,125
3.20%, 11/21/2029	475	504
Amgen, Inc. 2.20%, 2/21/2027	356	361
Baxalta, Inc. 3.60%, 6/23/2022	35	35
Biogen, Inc. 2.25%, 5/1/2030	594	581
Gilead Sciences, Inc.
3.70%, 4/1/2024	1,456	1,533
3.50%, 2/1/2025	35	37
1.65%, 10/1/2030	400	381
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	381	357

		10,937

Building Products — 0.0%(b)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	222	239

Capital Markets — 2.8%
Ameriprise Financial, Inc. 3.70%, 10/15/2024	550	592
Bank of New York Mellon Corp. (The) 3.40%, 1/29/2028	1,500	1,636
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(a)	470	492
Blackstone Secured Lending Fund 3.65%, 7/14/2023	550	569
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	850	941
Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	269
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	2,320	2,467
Credit Suisse Group AG (Switzerland)
4.55%, 4/17/2026	500	552
(SOFR + 1.73%), 3.09%, 5/14/2032(a)(c)	378	383
Deutsche Bank AG (Germany)
3.95%, 2/27/2023	500	517
(SOFR + 2.16%), 2.22%, 9/18/2024(c)	360	365
(SOFR + 1.72%), 3.04%, 5/28/2032(c)	626	629
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	750	796
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	423
4.25%, 10/21/2025	1,592	1,731
3.50%, 11/16/2026	1,750	1,864

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	2,580	2,781
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	500	554
(SOFR + 1.09%), 1.99%, 1/27/2032(c)	800	766
Invesco Finance plc 3.75%, 1/15/2026	436	473
Macquarie Bank Ltd. (Australia) 2.30%, 1/22/2025(a)	1,000	1,029
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(a)(c)	200	233
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026(c)	4,000	4,081
4.35%, 9/8/2026	4,280	4,738
(SOFR + 0.72%), 0.98%, 12/10/2026(c)	4,000	3,869
(SOFR + 1.02%), 1.93%, 4/28/2032(c)	750	716
Nomura Holdings, Inc. (Japan) 2.68%, 7/16/2030	453	456
State Street Corp. 3.10%, 5/15/2023	1,724	1,785
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	220
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	700	710
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(a)(c)	449	471

		37,108

Chemicals — 0.3%
International Flavors & Fragrances, Inc. 1.83%, 10/15/2027(a)	310	306
Linde, Inc. 2.20%, 8/15/2022	500	504
LYB International Finance III LLC 2.25%, 10/1/2030	1,000	1,001
Mosaic Co. (The) 3.25%, 11/15/2022	243	248
Nutrien Ltd. (Canada)
3.38%, 3/15/2025	168	179
2.95%, 5/13/2030	200	210
PPG Industries, Inc. 1.20%, 3/15/2026	457	448
Sherwin-Williams Co. (The) 3.30%, 2/1/2025	225	236
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,242

		4,374

Commercial Services & Supplies — 0.0%(b)
Republic Services, Inc. 1.45%, 2/15/2031	254	237

Construction & Engineering — 0.1%
Quanta Services, Inc.
2.90%, 10/1/2030	175	180
2.35%, 1/15/2032	690	679

		859

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(a)	250	269
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	280
3.50%, 12/15/2027	300	323

		872

Consumer Finance — 1.7%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	400	405
3.30%, 1/23/2023	1,200	1,228
4.50%, 9/15/2023	234	246
2.88%, 8/14/2024	700	723
4.45%, 10/1/2025	800	865
2.45%, 10/29/2026	810	812
3.65%, 7/21/2027	594	629
3.00%, 10/29/2028	635	639
American Express Co. 2.50%, 7/30/2024	1,000	1,032
American Honda Finance Corp.
2.40%, 6/27/2024	800	826
2.00%, 3/24/2028	1,000	1,008
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(a)	660	692
2.88%, 2/15/2025(a)	1,400	1,430
5.50%, 1/15/2026(a)	400	444
2.13%, 2/21/2026(a)	880	862
4.25%, 4/15/2026(a)	1,080	1,153
2.53%, 11/18/2027(a)	3,603	3,513
Capital One Financial Corp.
(SOFR + 1.27%), 2.62%, 11/2/2032(c)	1,500	1,492
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	900	911
General Motors Financial Co., Inc.
1.20%, 10/15/2024	480	479
2.35%, 1/8/2031	2,500	2,416
John Deere Capital Corp. 2.70%, 1/6/2023	298	305
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024(a)	392	422

		22,532

Containers & Packaging — 0.1%
Graphic Packaging International LLC 1.51%, 4/15/2026(a)	513	505
Packaging Corp. of America 3.00%, 12/15/2029	300	316
WRKCo, Inc.
3.00%, 9/15/2024	350	366
4.90%, 3/15/2029	150	175

		1,362

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

Diversified Financial Services — 0.8%
AIG Global Funding 2.30%, 7/1/2022(a)	200	202
Hutchison Whampoa International 12 II Ltd. (United Kingdom) 3.25%, 11/8/2022(a)	490	502
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028(a)	1,700	1,688
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023(a)	820	861
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,355
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	281
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	157
3.25%, 5/11/2025	2,500	2,663
2.88%, 5/10/2026	788	835
3.88%, 11/13/2028	500	559
2.75%, 4/6/2030	500	523
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(a)	400	419

		10,045

Diversified Telecommunication Services — 1.0%
AT&T, Inc.
1.65%, 2/1/2028	4,400	4,281
2.55%, 12/1/2033	1,627	1,573
NBN Co. Ltd. (Australia) 2.63%, 5/5/2031(a)	1,100	1,112
Verizon Communications, Inc.
2.63%, 8/15/2026	2,000	2,084
4.02%, 12/3/2029	533	598
1.68%, 10/30/2030	1,818	1,716
2.36%, 3/15/2032(a)	1,800	1,781
4.40%, 11/1/2034	350	410
2.99%, 10/30/2056	382	368

		13,923

Electric Utilities — 1.4%
Arizona Public Service Co. 3.35%, 6/15/2024	372	389
Baltimore Gas and Electric Co. 2.80%, 8/15/2022	1,595	1,612
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(a)	476	502
4.55%, 11/15/2030(a)	290	335
Connecticut Light and Power Co. (The)
Series A, 3.20%, 3/15/2027	700	752
DTE Electric Co.
2.65%, 6/15/2022	197	198
3.65%, 3/15/2024	500	527
Duke Energy Carolinas LLC
3.95%, 11/15/2028	1,500	1,683
6.45%, 10/15/2032	50	67
Duke Energy Progress LLC 2.80%, 5/15/2022	461	463
Duquesne Light Holdings, Inc.
2.53%, 10/1/2030(a)	421	414
2.78%, 1/7/2032(a)	254	254
Edison International 3.55%, 11/15/2024	600	632
Entergy Arkansas LLC
3.05%, 6/1/2023	765	787
3.50%, 4/1/2026	260	280
Entergy Mississippi LLC 2.85%, 6/1/2028	269	283
Evergy, Inc. 2.90%, 9/15/2029	368	383
Fortis, Inc. (Canada) 3.06%, 10/4/2026	541	566
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	102
Interstate Power and Light Co. 4.10%, 9/26/2028	1,000	1,125
ITC Holdings Corp. 2.95%, 5/14/2030(a)	251	259
Jersey Central Power & Light Co. 2.75%, 3/1/2032(a)	288	294
Kentucky Utilities Co. 3.30%, 10/1/2025	200	212
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	100
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	150	149
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	938	985
NRG Energy, Inc. 2.45%, 12/2/2027(a)	445	441
OGE Energy Corp. 0.70%, 5/26/2023	208	207
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	368
Pacific Gas and Electric Co. 4.55%, 7/1/2030	1,200	1,310
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	256	265
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	226
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	296
SCE Recovery Funding LLC Series A-2, 1.94%, 5/15/2038	285	274
Southern Co. (The) 3.25%, 7/1/2026	500	530
Virginia Electric and Power Co. Series C, 2.75%, 3/15/2023	1,600	1,630

		18,900

Electrical Equipment — 0.2%
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	354
Eaton Corp. 3.10%, 9/15/2027	400	425

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rockwell Automation, Inc. 1.75%, 8/15/2031	1,400	1,367

		2,146

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	1,003

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC 3.34%, 12/15/2027	250	267
Halliburton Co.
3.80%, 11/15/2025	22	24
2.92%, 3/1/2030	150	153
Schlumberger Holdings Corp. 3.75%, 5/1/2024(a)	460	484

		928

Entertainment — 0.1%
Walt Disney Co. (The)
3.70%, 10/15/2025	1,000	1,079
7.43%, 10/1/2026	600	763

		1,842

Equity Real Estate Investment Trusts (REITs) — 2.3%
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/2027	285	311
3.38%, 8/15/2031	675	732
American Campus Communities Operating Partnership LP 2.25%, 1/15/2029	687	681
American Tower Corp.
3.50%, 1/31/2023	860	885
2.40%, 3/15/2025	400	410
1.45%, 9/15/2026	2,078	2,033
1.50%, 1/31/2028	545	519
AvalonBay Communities, Inc.
3.35%, 5/15/2027	225	243
2.45%, 1/15/2031	900	924
Boston Properties LP 3.80%, 2/1/2024	909	953
Brixmor Operating Partnership LP
3.85%, 2/1/2025	375	399
2.25%, 4/1/2028	186	186
2.50%, 8/16/2031	450	439
Corporate Office Properties LP 2.00%, 1/15/2029	257	249
Crown Castle International Corp. 4.45%, 2/15/2026	1,200	1,318
Equinix, Inc. 2.90%, 11/18/2026	1,177	1,221
Essex Portfolio LP 1.65%, 1/15/2031	529	496
Extra Space Storage LP 2.35%, 3/15/2032	1,000	971
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	163	176
Healthcare Trust of America Holdings LP
3.10%, 2/15/2030	269	279
2.00%, 3/15/2031	575	543
Healthpeak Properties, Inc. 2.13%, 12/1/2028	310	310
Kilroy Realty LP 2.65%, 11/15/2033	850	830
Life Storage LP
2.20%, 10/15/2030	550	543
2.40%, 10/15/2031	476	467
Mid-America Apartments LP 1.70%, 2/15/2031	387	367
National Retail Properties, Inc.
3.60%, 12/15/2026	247	265
4.30%, 10/15/2028	550	622
Office Properties Income Trust
2.65%, 6/15/2026	218	217
2.40%, 2/1/2027	770	749
3.45%, 10/15/2031	466	454
Physicians Realty LP 2.63%, 11/1/2031	469	468
Public Storage 2.25%, 11/9/2031	495	493
Realty Income Corp. 3.88%, 7/15/2024	400	426
Regency Centers LP
2.95%, 9/15/2029	566	588
3.70%, 6/15/2030	400	437
Sabra Health Care LP 3.20%, 12/1/2031	682	669
Safehold Operating Partnership LP 2.80%, 6/15/2031	1,058	1,052
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	400	424
Simon Property Group LP
2.00%, 9/13/2024	1,200	1,224
2.45%, 9/13/2029	520	528
SITE Centers Corp. 3.63%, 2/1/2025	100	105
UDR, Inc.
2.95%, 9/1/2026	106	111
3.50%, 7/1/2027	323	346
3.20%, 1/15/2030	260	277
2.10%, 8/1/2032	306	292
2.10%, 6/15/2033	400	380
Ventas Realty LP
3.75%, 5/1/2024	470	495
3.50%, 2/1/2025	90	95
4.13%, 1/15/2026	45	49
3.25%, 10/15/2026	363	387
Welltower, Inc.
4.50%, 1/15/2024	900	957
2.75%, 1/15/2032	600	605
WP Carey, Inc.
2.40%, 2/1/2031	285	282
2.25%, 4/1/2033	1,400	1,339

		30,821

Food & Staples Retailing — 0.3%
7-Eleven, Inc. 1.30%, 2/10/2028(a)	1,120	1,066
Alimentation Couche-Tard, Inc. (Canada) 2.95%, 1/25/2030(a)	600	625

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Kroger Co. (The)
4.50%, 1/15/2029	950	1,096
5.40%, 7/15/2040	92	121
Sysco Corp. 3.25%, 7/15/2027	600	638
Walmart, Inc. 3.30%, 4/22/2024	200	210

		3,756

Food Products — 0.4%
Archer-Daniels-Midland Co. 3.25%, 3/27/2030	561	615
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	900	900
Campbell Soup Co.
3.95%, 3/15/2025	300	322
2.38%, 4/24/2030	576	574
Cargill, Inc. 2.13%, 4/23/2030(a)	400	401
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	98
Mondelez International, Inc. 1.88%, 10/15/2032	1,200	1,148
Smithfield Foods, Inc. 5.20%, 4/1/2029(a)	556	637
Tyson Foods, Inc. 3.90%, 9/28/2023	500	526
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	214

		5,435

Gas Utilities — 0.1%
Atmos Energy Corp. 2.63%, 9/15/2029	600	622
ONE Gas, Inc. 2.00%, 5/15/2030	248	243

		865

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories
3.88%, 9/15/2025	1,284	1,404
3.75%, 11/30/2026	650	715
Becton Dickinson and Co.
3.36%, 6/6/2024	46	48
3.70%, 6/6/2027	1,500	1,623
Boston Scientific Corp.
3.75%, 3/1/2026	316	341
4.00%, 3/1/2029	189	211
Medtronic, Inc. 3.50%, 3/15/2025	1,307	1,398
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	180
3.55%, 4/1/2025	530	562

		6,482

Health Care Providers & Services — 1.1%
Anthem, Inc.
3.30%, 1/15/2023	700	720
3.65%, 12/1/2027	1,000	1,089
Cigna Corp.
3.50%, 6/15/2024	400	421
4.38%, 10/15/2028	1,000	1,133
CommonSpirit Health
3.35%, 10/1/2029	733	782
2.78%, 10/1/2030	600	616
CVS Health Corp.
3.70%, 3/9/2023	137	142
1.88%, 2/28/2031	2,198	2,101
2.70%, 8/21/2040	750	718
HCA, Inc.
4.13%, 6/15/2029	1,750	1,923
2.38%, 7/15/2031	800	781
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	1,000	1,050
Quest Diagnostics, Inc.
2.95%, 6/30/2030	93	97
2.80%, 6/30/2031	691	713
UnitedHealth Group, Inc.
2.75%, 2/15/2023	365	372
2.88%, 3/15/2023	645	664
Universal Health Services, Inc.
2.65%, 10/15/2030(a)	466	452
2.65%, 1/15/2032(a)	365	361

		14,135

Hotels, Restaurants & Leisure — 0.3%
Expedia Group, Inc. 3.25%, 2/15/2030	1,400	1,443
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,331
3.80%, 4/1/2028	440	487
Starbucks Corp.
2.70%, 6/15/2022	326	329
2.25%, 3/12/2030	850	852

		4,442

Household Durables — 0.1%
Lennar Corp. 5.25%, 6/1/2026	1,100	1,248

Independent Power and Renewable Electricity Producers — 0.0%(b)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	90
4.25%, 6/15/2022	90	91

		181

Industrial Conglomerates — 0.4%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	3,600	4,351
Roper Technologies, Inc. 3.80%, 12/15/2026	1,000	1,091

		5,442

Insurance — 1.5%
AIA Group Ltd. (Hong Kong)
3.60%, 4/9/2029(a)	595	653
3.38%, 4/7/2030(a)	200	217
Allstate Corp. (The) 3.15%, 6/15/2023	651	676
American International Group, Inc.
3.75%, 7/10/2025	818	878
3.90%, 4/1/2026	400	436
Assurant, Inc. 4.20%, 9/27/2023	145	153

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Athene Global Funding 2.75%, 6/25/2024(a)	550	570
Brighthouse Financial Global Funding 1.00%, 4/12/2024(a)	528	525
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,949
CNA Financial Corp.
3.95%, 5/15/2024	499	530
4.50%, 3/1/2026	364	405
CNO Global Funding 1.75%, 10/7/2026(a)	531	526
Guardian Life Global Funding
2.50%, 5/8/2022(a)	500	505
3.40%, 4/25/2023(a)	230	239
0.88%, 12/10/2025(a)	800	781
Jackson National Life Global Funding 3.05%, 4/29/2026(a)	1,135	1,199
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(a)	210	220
4.57%, 2/1/2029(a)	1,640	1,905
Lincoln National Corp. 4.20%, 3/15/2022	864	873
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	449	496
Marsh & McLennan Cos., Inc. 3.88%, 3/15/2024	700	743
Metropolitan Life Global Funding I
3.88%, 4/11/2022(a)	426	431
3.00%, 1/10/2023(a)	1,600	1,642
New York Life Global Funding 2.35%, 7/14/2026(a)	953	989
Principal Financial Group, Inc.
3.13%, 5/15/2023	471	488
3.70%, 5/15/2029	800	887
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	650	796

		19,712

Interactive Media & Services — 0.1%
Alphabet, Inc. 1.10%, 8/15/2030	2,000	1,879

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	900	969
3.88%, 8/22/2037	350	412
eBay, Inc. 2.60%, 5/10/2031	1,250	1,266

		2,647

IT Services — 0.2%
Global Payments, Inc.
2.15%, 1/15/2027	749	749
3.20%, 8/15/2029	600	621
International Business Machines Corp. 3.50%, 5/15/2029	1,800	1,956

		3,326

Leisure Products — 0.1%
Hasbro, Inc. 3.90%, 11/19/2029	850	934

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 3.20%, 8/15/2027	1,250	1,336

Machinery — 0.2%
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,474
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	241
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	965
Xylem, Inc. 3.25%, 11/1/2026	111	119

		2,799

Media — 0.9%
Charter Communications Operating LLC 4.91%, 7/23/2025	2,460	2,714
Comcast Corp.
3.70%, 4/15/2024	1,500	1,589
3.38%, 2/15/2025	1,226	1,300
3.15%, 3/1/2026	221	235
4.15%, 10/15/2028	1,050	1,189
Cox Communications, Inc.
3.50%, 8/15/2027(a)	615	662
1.80%, 10/1/2030(a)	450	428
Discovery Communications LLC 3.95%, 3/20/2028	900	982
Fox Corp. 4.71%, 1/25/2029	910	1,040
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	310
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	737
ViacomCBS, Inc.
3.70%, 8/15/2024	480	511
2.90%, 1/15/2027	539	564

		12,261

Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	1,000	1,106
Glencore Funding LLC (Australia)
2.50%, 9/1/2030(a)	500	486
2.85%, 4/27/2031(a)	1,700	1,691
Nucor Corp. 4.00%, 8/1/2023	305	319
Steel Dynamics, Inc.
1.65%, 10/15/2027	374	364
3.45%, 4/15/2030	28	30
Teck Resources Ltd. (Canada) 3.90%, 7/15/2030	400	428

		4,424

Multiline Retail — 0.1%
Dollar General Corp. 3.50%, 4/3/2030	250	272
Kohl’s Corp. 3.38%, 5/1/2031	1,100	1,131

		1,403

Multi-Utilities — 0.3%
CenterPoint Energy, Inc. 1.45%, 6/1/2026	288	283

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CMS Energy Corp. 2.95%, 2/15/2027	170	177
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	761
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	354
NiSource, Inc. 3.95%, 3/30/2048	100	115
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	225	228
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	817	763
Puget Energy, Inc. 2.38%, 6/15/2028	234	232
Sempra Energy 4.05%, 12/1/2023	192	203
WEC Energy Group, Inc. 1.38%, 10/15/2027	800	773

		3,889

Oil, Gas & Consumable Fuels — 3.6%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	922	1,022
BP Capital Markets America, Inc.
3.22%, 11/28/2023	750	782
3.22%, 4/14/2024	3,067	3,206
4.23%, 11/6/2028	500	566
Cameron LNG LLC 2.90%, 7/15/2031(a)	146	153
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	750	836
5.13%, 6/30/2027	900	1,018
Chevron Corp.
1.55%, 5/11/2025	300	302
2.95%, 5/16/2026	1,200	1,273
Chevron USA, Inc.
3.85%, 1/15/2028	350	389
3.25%, 10/15/2029	600	649
CNOOC Finance 2014 ULC (China) 4.25%, 4/30/2024	833	891
ConocoPhillips
3.75%, 10/1/2027(a)	600	655
2.40%, 2/15/2031(a)	125	126
Coterra Energy, Inc. 3.90%, 5/15/2027(a)	700	759
Diamondback Energy, Inc. 3.25%, 12/1/2026	1,300	1,364
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	470
5.38%, 6/26/2026	773	809
Enable Midstream Partners LP 4.40%, 3/15/2027	1,000	1,081
Energy Transfer LP
3.60%, 2/1/2023	267	273
4.90%, 2/1/2024	570	605
4.05%, 3/15/2025	182	193
2.90%, 5/15/2025	2,700	2,788
5.95%, 12/1/2025	506	577
5.50%, 6/1/2027	244	279
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(a)	1,145	1,201
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	231
3.90%, 2/15/2024	263	278
3.70%, 2/15/2026	651	701
3.95%, 2/15/2027	596	651
Equinor ASA (Norway) 2.88%, 4/6/2025	1,179	1,236
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,252
Flex Intermediate Holdco LLC 3.36%, 6/30/2031(a)	1,632	1,649
Gray Oak Pipeline LLC
2.60%, 10/15/2025(a)	312	317
3.45%, 10/15/2027(a)	400	417
HollyFrontier Corp.
2.63%, 10/1/2023	95	97
5.88%, 4/1/2026	500	564
Kinder Morgan, Inc. 3.15%, 1/15/2023	1,500	1,535
Lundin Energy Finance BV (Netherlands) 2.00%, 7/15/2026(a)	730	725
Marathon Petroleum Corp. 4.70%, 5/1/2025	964	1,053
MPLX LP
3.38%, 3/15/2023	200	205
4.13%, 3/1/2027	518	563
4.25%, 12/1/2027	118	130
2.65%, 8/15/2030	514	510
NGPL PipeCo LLC 3.25%, 7/15/2031(a)	271	274
ONEOK Partners LP 3.38%, 10/1/2022	600	609
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	480	529
Phillips 66
1.30%, 2/15/2026	178	175
2.15%, 12/15/2030	700	671
Pioneer Natural Resources Co.
1.13%, 1/15/2026	700	681
1.90%, 8/15/2030	600	568
Plains All American Pipeline LP
3.65%, 6/1/2022	705	710
4.65%, 10/15/2025	800	873
3.55%, 12/15/2029	100	104
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030	250	283
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025(a)	210	209
Suncor Energy, Inc. (Canada) 5.95%, 12/1/2034	300	390
Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,166
TotalEnergies Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	846

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TotalEnergies Capital International SA (France)
2.70%, 1/25/2023	200	205
2.43%, 1/10/2025	600	621
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,448
Valero Energy Corp. 2.85%, 4/15/2025	1,200	1,245
Williams Cos., Inc. (The) 2.60%, 3/15/2031	1,350	1,340

		48,328

Pharmaceuticals — 1.1%
AstraZeneca plc (United Kingdom)
0.70%, 4/8/2026	400	387
1.38%, 8/6/2030	616	579
Bristol-Myers Squibb Co.
3.25%, 8/15/2022	600	612
2.90%, 7/26/2024	638	667
3.40%, 7/26/2029	3,061	3,352
Eli Lilly & Co. 3.38%, 3/15/2029	244	268
Merck & Co., Inc. 3.40%, 3/7/2029	750	821
Mylan, Inc. 3.13%, 1/15/2023(a)	600	615
Pfizer, Inc. 3.20%, 9/15/2023	3,200	3,341
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	741
Takeda Pharmaceutical Co. Ltd. (Japan) 2.05%, 3/31/2030	1,800	1,750
Zoetis, Inc. 3.00%, 9/12/2027	900	941

		14,074

Professional Services — 0.0%(b)
IHS Markit Ltd. 4.25%, 5/1/2029	346	391

Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(a)	219	239
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(a)	325	356

		595

Road & Rail — 0.9%
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,151
CSX Corp.
3.25%, 6/1/2027	1,068	1,147
4.25%, 3/15/2029	500	571
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	650	693
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	435
Norfolk Southern Corp.
2.90%, 2/15/2023	562	573
3.85%, 1/15/2024	750	787
2.90%, 6/15/2026	200	211
Penske Truck Leasing Co. LP 4.20%, 4/1/2027(a)	1,250	1,386
Ryder System, Inc. 4.63%, 6/1/2025	800	881
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026(a)	1,550	1,540
Union Pacific Corp.
3.75%, 3/15/2024	800	844
3.25%, 1/15/2025	850	898
2.40%, 2/5/2030	600	615

		11,732

Semiconductors & Semiconductor Equipment — 0.7%
Analog Devices, Inc. 3.50%, 12/5/2026	150	163
Broadcom, Inc.
4.11%, 9/15/2028	2,083	2,279
3.14%, 11/15/2035(a)	604	594
Intel Corp. 2.45%, 11/15/2029	1,400	1,440
Marvell Technology, Inc. 2.45%, 4/15/2028	650	654
Microchip Technology, Inc.
0.97%, 2/15/2024(a)	834	827
0.98%, 9/1/2024(a)	600	591
NXP BV (China) 2.50%, 5/11/2031(a)	1,250	1,242
QUALCOMM, Inc. 3.25%, 5/20/2027	913	984
Xilinx, Inc. 2.38%, 6/1/2030	600	612

		9,386

Software — 0.3%
Citrix Systems, Inc. 1.25%, 3/1/2026	302	293
Intuit, Inc. 1.65%, 7/15/2030	1,100	1,064
Oracle Corp.
2.50%, 5/15/2022	540	543
2.88%, 3/25/2031	2,350	2,405
6.50%, 4/15/2038	50	70

		4,375

Specialty Retail — 0.4%
AutoZone, Inc. 4.00%, 4/15/2030	823	920
Home Depot, Inc. (The)
3.75%, 2/15/2024	486	513
2.95%, 6/15/2029	1,500	1,600
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,059
3.65%, 4/5/2029	638	701
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	324
3.60%, 9/1/2027	463	505

		5,622

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.
2.75%, 1/13/2025	1,700	1,778
3.20%, 5/13/2025	1,154	1,229
2.45%, 8/4/2026	300	313
2.38%, 2/8/2041	900	882
Dell International LLC
4.90%, 10/1/2026	600	678
5.30%, 10/1/2029	1,000	1,185

		6,065

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France)
(SOFR + 1.09%), 2.05%, 10/19/2027(a)(c)	1,114	1,106
(SOFR + 1.31%), 2.28%, 1/20/2032(a)(c)	694	666
Nationwide Building Society (United Kingdom) 1.00%, 8/28/2025(a)	963	944

		2,716

Tobacco — 0.3%
Altria Group, Inc. 2.45%, 2/4/2032	1,068	1,005
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	1,000	1,042
2.26%, 3/25/2028	1,062	1,037
Philip Morris International, Inc. 3.38%, 8/11/2025	850	905

		3,989

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.88%, 7/3/2023	400	417
3.00%, 9/15/2023	1,400	1,440
1.88%, 8/17/2026	624	614
3.63%, 4/1/2027	1,000	1,060
Aircastle Ltd. 4.40%, 9/25/2023	550	578
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	860	947
BOC Aviation Ltd. (Singapore) 3.50%, 10/10/2024(a)	400	422

		5,478

Water Utilities — 0.1%
American Water Capital Corp. 3.40%, 3/1/2025	664	704

Wireless Telecommunication Services — 0.4%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	693	701
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	808	863
T-Mobile USA, Inc.
2.05%, 2/15/2028	1,775	1,748
3.88%, 4/15/2030	1,400	1,522
2.25%, 11/15/2031	1,000	960

		5,794

TOTAL CORPORATE BONDS (Cost $503,885)		513,294

U.S. TREASURY OBLIGATIONS — 25.4%
U.S. Treasury Inflation Indexed Notes
0.13%, 1/15/2022	23,138	28,335
0.13%, 4/15/2022(e)	80,279	92,720
0.63%, 4/15/2023	186,871	217,604

TOTAL U.S. TREASURY OBLIGATIONS (Cost $335,260)		338,659

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(f)	1,162	1,179
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(a)	1,400	1,455
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KJ08, Class A2, 2.36%, 8/25/2022	126	127
Series KJ13, Class A2, 2.86%, 8/25/2022	394	399
Series KJ18, Class A2, 3.07%, 8/25/2022	617	621
Series KJ09, Class A2, 2.84%, 9/25/2022	121	122
Series KSMC, Class A2, 2.62%, 1/25/2023	6,000	6,138
Series K027, Class A2, 2.64%, 1/25/2023	800	815
Series KJ11, Class A2, 2.93%, 1/25/2023	570	581
Series K029, Class A2, 3.32%, 2/25/2023(f)	2,030	2,087
Series K034, Class A2, 3.53%, 7/25/2023(f)	5,000	5,203
Series K036, Class A2, 3.53%, 10/25/2023(f)	3,000	3,134
Series K038, Class A2, 3.39%, 3/25/2024	4,768	5,008
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,466
Series K039, Class A2, 3.30%, 7/25/2024	2,550	2,687
Series J22F, Class A2, 4.09%, 9/25/2024	228	242
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,277
Series K041, Class A2, 3.17%, 10/25/2024	7,000	7,388
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,658
Series KL3L, Class ALNZ, 3.46%, 4/25/2025(f)	2,000	2,119

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,839
Series K048, Class A2, 3.28%, 6/25/2025(f)	3,480	3,712
Series K049, Class A2, 3.01%, 7/25/2025	2,469	2,616
Series KLU2, Class A7, 2.23%, 9/25/2025(f)	550	567
Series K056, Class A2, 2.53%, 5/25/2026	4,000	4,193
Series K058, Class A1, 2.34%, 7/25/2026	1,503	1,554
Series K737, Class AM, 2.10%, 10/25/2026	3,110	3,193
Series K060, Class A2, 3.30%, 10/25/2026	2,000	2,174
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,476
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,838
Series K069, Class A2, 3.19%, 9/25/2027(f)	3,500	3,821
Series K070, Class A2, 3.30%, 11/25/2027(f)	910	1,000
Series K072, Class A2, 3.44%, 12/25/2027	473	524
Series K081, Class A1, 3.88%, 2/25/2028	1,108	1,209
Series K078, Class A2, 3.85%, 6/25/2028	1,541	1,754
Series K079, Class A2, 3.93%, 6/25/2028	3,600	4,113
Series K083, Class A2, 4.05%, 9/25/2028(f)	594	685
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	985	999
Series 2013-M9, Class A2, 2.39%, 1/25/2023(f)	2,763	2,803
Series 2013-M13, Class A2, 2.63%, 4/25/2023(f)	1,040	1,059
Series 2014-M1, Class A2, 3.19%, 7/25/2023(f)	1,615	1,668
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	3,709	3,871
Series 2014-M3, Class A2, 3.50%, 1/25/2024(f)	1,417	1,479
Series 2014-M8, Class A2, 3.06%, 6/25/2024(f)	4,979	5,171
Series 2014-M9, Class A2, 3.10%, 7/25/2024(f)	4,039	4,220
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	1,350	1,409
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	836
Series 2015-M10, Class A2, 3.09%, 4/25/2027(f)	1,380	1,484
Series 2017-M8, Class A2, 3.06%, 5/25/2027(f)	1,500	1,615
Series 2017-M12, Class A2, 3.17%, 6/25/2027(f)	3,603	3,883
Series 2017-M13, Class A2, 3.02%, 9/25/2027(f)	417	447
Series 2018-M2, Class A2, 3.00%, 1/25/2028(f)	3,400	3,648
Series 2018-M4, Class A2, 3.16%, 3/25/2028(f)	2,241	2,424
Series 2018-M9, Class APT2, 3.22%, 4/25/2028(f)	3,518	3,827
Series 2018-M14, Class A2, 3.70%, 8/25/2028(f)	400	447
Series 2017-M5, Class A2, 3.22%, 4/25/2029(f)	3,293	3,606
Series 2018-M3, Class A2, 3.19%, 2/25/2030(f)	1,384	1,520
Series 2018-M13, Class A1, 3.82%, 3/25/2030(f)	213	230
Series 2020-M50, Class A1, 0.67%, 10/25/2030	911	887
Series 2020-M50, Class A2, 1.20%, 10/25/2030	415	405
Series 2020-M50, Class X1, IO, 2.01%, 10/25/2030(f)	6,621	688
Series 2021-M11, Class A2, 1.51%, 3/25/2031(f)	1,517	1,480
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	72	72
Series 2021-M3, Class X1, IO, 2.12%, 11/25/2033(f)	387	51
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.80%, 1/25/2048(a)(f)	1,500	1,582
Series 2016-K722, Class B, 3.99%, 7/25/2049(a)(f)	735	761
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 1.37%, 12/12/2049‡(a)(f)	14	—	(g)
Morgan Stanley Capital I Trust Series 2021-PLZA, Class A, 2.57%, 11/9/2031(a)	1,958	2,005
MRCD MARK Mortgage Trust Series 2019-PARK, Class A, 2.72%, 12/15/2036(a)	300	305
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041(a)	1,770	1,817
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	866	868
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,520
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,047

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $135,361)		141,108

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)

MORTGAGE-BACKED SECURITIES — 9.0%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	1	1
FHLMC Gold Pools, 20 Year
Pool # C91030, 5.50%, 5/1/2027	42	46
Pool # C91802, 3.50%, 1/1/2035	2,835	3,029
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	120	135
Pool # A57681, 6.00%, 12/1/2036	1	1
Pool # G06493, 4.50%, 5/1/2041	565	625
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	587	630
FHLMC UMBS, 30 Year Pool # ZM6956, 4.50%, 6/1/2048	1,221	1,342
FNMA Pool # AM2292, ARM, 0.44%, 1/1/2023(f)	728	727
FNMA UMBS, 15 Year Pool # 995381, 6.00%, 1/1/2024	1	1
FNMA UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	479	510
Pool # AP9584, 3.00%, 10/1/2032	2,273	2,409
FNMA UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	207	240
Pool # 735503, 6.00%, 4/1/2035	54	61
Pool # 888460, 6.50%, 10/1/2036	333	388
Pool # 888890, 6.50%, 10/1/2037	8	9
Pool # 949320, 7.00%, 10/1/2037	41	45
Pool # 995149, 6.50%, 10/1/2038	18	21
Pool # 994410, 7.00%, 11/1/2038	148	176
Pool # AD9151, 5.00%, 8/1/2040	262	297
Pool # AE0681, 4.50%, 12/1/2040	639	706
Pool # BM3500, 4.00%, 9/1/2047	1,226	1,336
Pool # BM3499, 4.00%, 12/1/2047	1,515	1,628
Pool # BE8354, 4.00%, 3/1/2048	768	821
FNMA, Other
Pool # 469873, 3.03%, 12/1/2021	1,119	1,118
Pool # AL2044, 3.42%, 5/1/2022(f)	91	91
Pool # 471513, 2.90%, 6/1/2022	966	968
Pool # 471881, 2.67%, 7/1/2022	2,000	2,007
Pool # 471828, 2.65%, 8/1/2022	2,000	2,011
Pool # AM1804, 2.19%, 12/1/2022	810	817
Pool # AM1619, 2.34%, 12/1/2022	2,095	2,117
Pool # AM2285, 2.41%, 1/1/2023	3,312	3,352
Pool # AL3594, 2.72%, 4/1/2023(f)	1,229	1,252
Pool # AM3301, 2.35%, 5/1/2023	2,083	2,118
Pool # AM3244, 2.52%, 5/1/2023	3,000	3,056
Pool # AM3432, 2.40%, 7/1/2023	2,863	2,917
Pool # AM4628, 3.69%, 11/1/2023	1,101	1,147
Pool # AM4716, 3.38%, 12/1/2023	1,402	1,455
Pool # AM7290, 2.97%, 12/1/2024	387	405
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,308
Pool # AM8846, 2.68%, 5/1/2025	1,848	1,930
Pool # AN0029, 3.10%, 9/1/2025	2,378	2,526
Pool # AN1413, 2.49%, 5/1/2026	813	850
Pool # AN1497, 2.61%, 6/1/2026	860	904
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,682
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,657
Pool # AN6732, 2.83%, 5/1/2027	1,200	1,276
Pool # AN7338, 3.06%, 11/1/2027	984	1,063
Pool # AN7943, 3.10%, 1/1/2028	2,466	2,674
Pool # AN1161, 3.05%, 4/1/2028	970	1,001
Pool # AN9486, 3.57%, 6/1/2028	3,716	4,156
Pool # AN2069, 2.35%, 8/1/2028	1,434	1,500
Pool # BL0907, 3.88%, 12/1/2028	700	797

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BM4162, 3.20%, 10/1/2029(f)	466	510
Pool # BL4333, 2.52%, 11/1/2029	1,179	1,252
Pool # MA1125, 4.00%, 7/1/2042	783	848
Pool # MA1437, 3.50%, 5/1/2043	1,073	1,153
Pool # MA1463, 3.50%, 6/1/2043	988	1,061
Pool # BF0230, 5.50%, 1/1/2058	4,253	5,063
Pool # BF0497, 3.00%, 7/1/2060	2,309	2,441
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 2/25/2052(h)	27,555	28,114
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	85	98
Pool # BA7567, 4.50%, 5/20/2048	985	1,050
Pool # BI0416, 4.50%, 11/20/2048	106	114
Pool # BM9692, 4.50%, 7/20/2049	541	579
Pool # MA7534, 2.50%, 8/20/2051	10,160	10,451
Pool # MA7649, 2.50%, 10/20/2051	2,831	2,912

TOTAL MORTGAGE-BACKED SECURITIES (Cost $117,406)		119,985

ASSET-BACKED SECURITIES — 8.4%
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(a)	10	10
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(a)	396	403
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	181	186
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046(a)	1,966	1,947
Ally Auto Receivables Trust Series 2019-1, Class A3, 2.91%, 9/15/2023	134	135
American Airlines Pass-Through Trust
Series 2016-3, Class AA, 3.00%, 10/15/2028	157	160
Series 2017-1, Class AA, 3.65%, 2/15/2029	220	233
Series 2021-1, Class B, 3.95%, 7/11/2030	394	397
American Credit Acceptance Receivables Trust
Series 2020-3, Class A, 0.62%, 10/13/2023(a)	15	15
Series 2020-4, Class A, 0.53%, 3/13/2024(a)	647	647
Series 2021-1, Class A, 0.35%, 5/13/2024(a)	278	278
American Express Credit Account Master Trust Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,129
American Tower Trust #1 REIT, 3.07%, 3/15/2023(a)	500	500
AmeriCredit Automobile Receivables Trust
Series 2019-1, Class A3, 2.97%, 11/20/2023	32	32
Series 2019-2, Class A3, 2.28%, 1/18/2024	497	499
Series 2020-1, Class A3, 1.11%, 8/19/2024	574	575
Series 2020-2, Class A3, 0.66%, 12/18/2024	166	166
Series 2021-1, Class A3, 0.37%, 8/18/2025	1,100	1,098
Series 2020-3, Class B, 0.76%, 12/18/2025	740	740
Series 2021-2, Class B, 0.69%, 1/19/2027	704	697
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026(a)	710	732
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	1,600	1,616
Series 2020-A1, Class A1, 0.34%, 5/15/2026	930	921
Business Jet Securities LLC Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	359	362
CarMax Auto Owner Trust
Series 2018-3, Class A3, 3.13%, 6/15/2023	260	261
Series 2018-4, Class A3, 3.36%, 9/15/2023	78	79
Series 2019-1, Class A3, 3.05%, 3/15/2024	292	295
Series 2020-1, Class A3, 1.89%, 12/16/2024	679	685
Series 2020-3, Class A3, 0.62%, 3/17/2025	665	666
Series 2021-1, Class A3, 0.34%, 12/15/2025	2,520	2,508
Carvana Auto Receivables Trust
Series 2019-2A, Class C, 3.00%, 6/17/2024(a)	1,100	1,110
Series 2021-P3, Class A3, 0.70%, 11/10/2026	1,230	1,219
CIG Auto Receivables Trust Series 2021-1A, Class A, 0.69%, 4/14/2025(a)	851	851

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	60	61
CoreVest American Finance Trust Series 2019-3, Class A, 2.71%, 10/15/2052(a)	228	233
CPS Auto Receivables Trust
Series 2021-A, Class A, 0.35%, 1/16/2024(a)	89	89
Series 2021-B, Class B, 0.81%, 12/15/2025(a)	1,248	1,245
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class A, 2.38%, 11/15/2028(a)	265	268
Series 2020-1A, Class A, 2.01%, 2/15/2029(a)	1,575	1,590
Series 2020-2A, Class A, 1.37%, 7/16/2029(a)	3,500	3,516
Series 2020-3A, Class A, 1.24%, 10/15/2029(a)	2,000	2,004
Series 2021-2A, Class A, 0.96%, 2/15/2030(a)	1,396	1,390
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	695	691
Dell Equipment Finance Trust Series 2019-1, Class A3, 2.83%, 3/22/2024(a)	69	69
Drive Auto Receivables Trust
Series 2021-1, Class A3, 0.44%, 11/15/2024	564	563
Series 2020-2, Class B, 1.42%, 3/17/2025	160	161
Series 2021-3, Class B, 1.11%, 5/15/2026	357	357
DT Auto Owner Trust
Series 2020-3A, Class B, 0.91%, 12/16/2024(a)	535	536
Series 2019-2A, Class C, 3.18%, 2/18/2025(a)	414	417
Series 2021-1A, Class B, 0.62%, 9/15/2025(a)	272	272
Series 2021-3A, Class C, 0.87%, 5/17/2027(a)	1,292	1,277
Series 2021-4A, Class D, 1.99%, 9/15/2027(a)	760	758
Exeter Automobile Receivables Trust
Series 2020-3A, Class B, 0.79%, 9/16/2024	370	370
Series 2021-1A, Class B, 0.50%, 2/18/2025	1,082	1,082
Series 2021-2A, Class B, 0.57%, 9/15/2025	719	717
Series 2021-3A, Class B, 0.69%, 1/15/2026	594	591
Series 2021-4A, Class B, 1.05%, 5/15/2026	946	944
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	362
First Investors Auto Owner Trust Series 2021-1A, Class A, 0.45%, 3/16/2026(a)	295	294
FirstKey Homes Trust
Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	379	370
Series 2021-SFR2, Class D, 2.06%, 9/17/2038‡(a)	2,900	2,818
Flagship Credit Auto Trust
Series 2019-2, Class A, 2.83%, 10/16/2023(a)	50	50
Series 2020-4, Class A, 0.53%, 4/15/2025(a)	1,446	1,446
Series 2019-2, Class B, 2.92%, 4/15/2025(a)	650	654
Series 2019-4, Class C, 2.77%, 12/15/2025(a)	310	317
Series 2021-4, Class A, 0.81%, 7/17/2026(a)	1,600	1,600
Series 2021-3, Class A, 0.36%, 7/15/2027(a)	1,852	1,840
Ford Credit Auto Lease Trust
Series 2020-A, Class A3, 1.85%, 3/15/2023	245	245
Series 2020-B, Class A4, 0.69%, 10/15/2023	456	457
Series 2021-A, Class A3, 0.26%, 2/15/2024	921	919
Ford Credit Auto Owner Trust Series 2018-B, Class A4, 3.38%, 3/15/2024	340	345
FREED ABS Trust
Series 2020-FP1, Class A, 2.52%, 3/18/2027(a)	6	6
Series 2021-2, Class A, 0.68%, 6/19/2028(a)	186	186
FRTKL Series 2021-SFR1, Class A, 1.57%, 9/17/2038(a)	2,118	2,079
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class A, 0.52%, 2/15/2024(a)	157	157
Series 2021-3A, Class C, 1.11%, 9/15/2026(a)	815	806
GLS Auto Receivables Trust Series 2021-2A, Class B, 0.77%, 9/15/2025(a)	408	406
GM Financial Automobile Leasing Trust
Series 2020-3, Class A3, 0.45%, 8/21/2023	640	640
Series 2021-3, Class A3, 0.39%, 10/21/2024	1,137	1,131
GM Financial Consumer Automobile Receivables Trust
Series 2018-3, Class A3, 3.02%, 5/16/2023	665	668
Series 2020-1, Class A3, 1.84%, 9/16/2024	2,775	2,796
Series 2021-1, Class A3, 0.35%, 10/16/2025	468	466

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1, Class A4, 0.54%, 5/17/2027	2,800	2,759
GM Financial Leasing Trust Series 2021-1, Class A4, 0.33%, 2/20/2025	1,000	996
Harley-Davidson Motorcycle Trust Series 2019-A, Class A3, 2.34%, 2/15/2024	262	263
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(a)	178	183
Honda Auto Receivables Owner Trust Series 2019-4, Class A3, 1.83%, 1/18/2024	387	390
Hyundai Auto Lease Securitization Trust
Series 2020-B, Class A3, 0.51%, 9/15/2023(a)	1,185	1,185
Series 2021-A, Class A3, 0.33%, 1/16/2024(a)	461	461
Hyundai Auto Receivables Trust Series 2018-B, Class A3, 3.20%, 12/15/2022	18	18
Mercedes-Benz Auto Lease Trust
Series 2019-B, Class A3, 2.00%, 10/17/2022	26	26
Series 2020-A, Class A3, 1.84%, 12/15/2022	401	403
Series 2021-A, Class A3, 0.25%, 1/16/2024	753	752
MVW LLC
Series 2021-2A, Class A, 1.43%, 5/20/2039(a)	1,256	1,249
Series 2021-1WA, Class A, 1.14%, 1/22/2041(a)	281	276
Nissan Auto Lease Trust Series 2020-B, Class A3, 0.43%, 10/16/2023	755	755
Nissan Auto Receivables Owner Trust
Series 2018-C, Class A3, 3.22%, 6/15/2023	226	228
Series 2017-C, Class A4, 2.28%, 2/15/2024	138	138
Octane Receivables Trust Series 2020-1A, Class A, 1.71%, 2/20/2025(a)	1,165	1,169
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	105	105
Progress Residential Trust
Series 2020-SFR3, Class B, 1.50%, 10/17/2027‡(a)	785	769
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038‡(a)	1,144	1,120
Series 2021-SFR9, Class E1, 2.81%, 11/17/2040‡(a)	1,048	1,034
Santander Consumer Auto Receivables Trust Series 2021-AA, Class A3, 0.33%, 10/15/2025(a)	510	508
Santander Drive Auto Receivables Trust
Series 2020-2, Class A3, 0.67%, 4/15/2024	34	34
Series 2020-3, Class B, 0.69%, 3/17/2025	635	636
Series 2021-1, Class B, 0.50%, 4/15/2025	1,825	1,822
Series 2021-3, Class B, 0.60%, 12/15/2025	1,426	1,418
Series 2020-4, Class C, 1.01%, 1/15/2026	465	466
Series 2021-2, Class C, 0.90%, 6/15/2026	956	955
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	124	126
Tesla Auto Lease Trust
Series 2019-A, Class A3, 2.16%, 10/20/2022(a)	370	372
Series 2021-B, Class A4, 0.63%, 9/22/2025(a)	715	706
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027(a)	1,739	1,737
Toyota Auto Receivables Owner Trust
Series 2020-A, Class A3, 1.66%, 5/15/2024	325	327
Series 2021-A, Class A3, 0.26%, 5/15/2025	1,651	1,645
Series 2020-C, Class A4, 0.57%, 10/15/2025	532	529
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,105	1,144
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,104	1,117
Series 2018-1, Class AA, 3.50%, 3/1/2030	704	743
Series 2018-1, Class A, 3.70%, 3/1/2030	1,202	1,232
United Auto Credit Securitization Trust Series 2021-1, Class C, 0.84%, 6/10/2026(a)	270	269
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024(a)	1,233	1,232
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(a)	75	75
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	45	45
Volkswagen Auto Lease Trust Series 2020-A, Class A3, 0.39%, 1/22/2024	471	471
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051(a)(d)	677	675

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051(a)(d)	1,033		1,031
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051(a)(d)	981		975
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(d)	1,338		1,334
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051(a)(d)	759		757
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051(a)(d)	1,399		1,396
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051(a)(d)	1,683		1,676
Westlake Automobile Receivables Trust
Series 2020-2A, Class A2A, 0.93%, 2/15/2024(a)	289		289
Series 2021-3A, Class A3, 0.95%, 6/16/2025(a)	550		550
Series 2020-3A, Class B, 0.78%, 11/17/2025(a)	815		815
Series 2021-3A, Class D, 2.12%, 1/15/2027(a)	806		808
World Omni Auto Receivables Trust
Series 2020-A, Class A3, 1.70%, 1/17/2023	1,955		1,969
Series 2018-C, Class A3, 3.13%, 11/15/2023	1,398		1,407
Series 2019-B, Class A3, 2.59%, 7/15/2024	369		372
Series 2021-A, Class A3, 0.30%, 1/15/2026	1,548		1,541
Series 2021-C, Class A3, 0.44%, 8/17/2026	747		739
World Omni Automobile Lease Securitization Trust
Series 2021-A, Class A3, 0.42%, 8/15/2024	912		906
Series 2020-B, Class A4, 0.52%, 2/17/2026	480		479
World Omni Select Auto Trust Series 2020-A, Class A3, 0.55%, 7/15/2025	540		541

TOTAL ASSET-BACKED SECURITIES (Cost $111,660)			111,559

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(g)	—	(g)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	7		7
Series 2004-HYB4, Class WA, 0.02%, 12/25/2034‡(f)	20		21
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	10		11
FHLMC, REMIC
Series 2626, Class JC, 5.00%, 6/15/2023	104		106
Series 2649, Class WB, 3.50%, 7/15/2023	52		52
Series 1578, Class K, 6.90%, 9/15/2023	3		3
Series 2685, Class DT, 5.00%, 10/15/2023	112		115
Series 2687, Class JH, 5.00%, 10/15/2023	27		28
Series 2701, Class AC, 5.00%, 11/15/2023	193		199
Series 3521, Class B, 4.00%, 4/15/2024	149		153
Series 3544, Class BC, 4.00%, 6/15/2024	13		14
Series 3546, Class NB, 4.00%, 6/15/2024	631		649
Series 3562, Class JC, 4.00%, 8/15/2024	315		324
Series 3563, Class BD, 4.00%, 8/15/2024	200		206
Series 3571, Class MY, 4.00%, 9/15/2024	76		78
Series 3575, Class EB, 4.00%, 9/15/2024	217		223
Series 3577, Class B, 4.00%, 9/15/2024	355		366
Series 3578, Class KB, 4.00%, 9/15/2024	51		52
Series 2989, Class TG, 5.00%, 6/15/2025	243		254
Series 2988, Class TY, 5.50%, 6/15/2025	11		11
Series 3816, Class HA, 3.50%, 11/15/2025	1,067		1,113
Series 3087, Class KX, 5.50%, 12/15/2025	29		31
Series 3787, Class AY, 3.50%, 1/15/2026	365		382
Series 3794, Class LB, 3.50%, 1/15/2026	305		318
Series 3102, Class CE, 5.50%, 1/15/2026	356		376
Series 3123, Class HT, 5.00%, 3/15/2026	41		43
Series 3121, Class JD, 5.50%, 3/15/2026	14		15
Series 3150, Class EQ, 5.00%, 5/15/2026	130		137

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3898, Class KH, 3.50%, 6/15/2026	483	503
Series 3885, Class AC, 4.00%, 6/15/2026	244	252
Series 3911, Class B, 3.50%, 8/15/2026	475	498
Series 3959, Class PB, 3.00%, 11/15/2026	2,446	2,550
Series 4337, Class VJ, 3.50%, 6/15/2027	1,438	1,483
Series 3337, Class MD, 5.50%, 6/15/2027	27	29
Series 2110, Class PG, 6.00%, 1/15/2029	67	74
Series 3563, Class LB, 4.00%, 8/15/2029	13	14
Series 3653, Class B, 4.50%, 4/15/2030	92	100
Series 3824, Class EY, 3.50%, 3/15/2031	231	246
Series 2525, Class AM, 4.50%, 4/15/2032	475	522
Series 2441, Class GF, 6.50%, 4/15/2032	15	18
Series 2436, Class MC, 7.00%, 4/15/2032	10	11
Series 2760, Class KT, 4.50%, 9/15/2032	62	68
Series 2505, Class D, 5.50%, 9/15/2032	76	86
Series 2544, Class KE, 5.50%, 12/15/2032	40	45
Series 2557, Class HL, 5.30%, 1/15/2033	115	129
Series 2575, Class PE, 5.50%, 2/15/2033	31	36
Series 2586, Class WG, 4.00%, 3/15/2033	142	156
Series 2596, Class QD, 4.00%, 3/15/2033	118	128
Series 2621, Class QH, 5.00%, 5/15/2033	131	145
Series 2649, Class PJ, 3.50%, 6/15/2033	1	1
Series 2624, Class QH, 5.00%, 6/15/2033	165	186
Series 2648, Class BK, 5.00%, 7/15/2033	13	14
Series 4238, Class UY, 3.00%, 8/15/2033	3,253	3,438
Series 2673, Class PE, 5.50%, 9/15/2033	283	320
Series 2696, Class DG, 5.50%, 10/15/2033	241	264
Series 2725, Class TA, 4.50%, 12/15/2033	284	320
Series 2733, Class ME, 5.00%, 1/15/2034	225	250
Series 2768, Class PK, 5.00%, 3/15/2034	179	200
Series 3659, Class VG, 5.00%, 9/15/2034	1	1
Series 2934, Class KG, 5.00%, 2/15/2035	170	191
Series 3077, Class TO, PO, 4/15/2035	8	8
Series 2960, Class JH, 5.50%, 4/15/2035	494	560
Series 3082, Class PW, 5.50%, 12/15/2035	36	40
Series 3084, Class BH, 5.50%, 12/15/2035	769	876
Series 3098, Class KG, 5.50%, 1/15/2036	749	851
Series 3136, Class CO, PO, 4/15/2036	19	18
Series 3145, Class AJ, 5.50%, 4/15/2036	26	30
Series 3819, Class ZQ, 6.00%, 4/15/2036	516	602
Series 3200, PO, 8/15/2036	50	46
Series 3270, Class AT, 5.50%, 1/15/2037	19	21
Series 3272, Class PA, 6.00%, 2/15/2037	5	6
Series 3348, Class HT, 6.00%, 7/15/2037	44	52
Series 3501, Class A, 4.50%, 1/15/2039	135	146
Series 3508, Class PK, 4.00%, 2/15/2039	3	3
Series 3513, Class A, 4.50%, 2/15/2039	13	14
Series 3653, Class HJ, 5.00%, 4/15/2040	595	669
Series 3677, Class KB, 4.50%, 5/15/2040	989	1,055
Series 3677, Class PB, 4.50%, 5/15/2040	524	567
Series 3715, Class PC, 4.50%, 8/15/2040	160	177
Series 3955, Class HB, 3.00%, 12/15/2040	115	120
Series 3828, Class PU, 4.50%, 3/15/2041	50	52
Series 3852, Class TP, IF, 5.50%, 5/15/2041(f)	189	204
Series 3956, Class EB, 3.25%, 11/15/2041	1,014	1,086
Series 3963, Class JB, 4.50%, 11/15/2041	1,401	1,545
Series 4026, Class MQ, 4.00%, 4/15/2042	58	61
Series 4616, Class HP, 3.00%, 9/15/2046	1,440	1,504
Series 3688, Class GT, 7.45%, 11/15/2046(f)	28	33

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC, STRIPS Series 262, Class 35, 3.50%, 7/15/2042	613	658
FNMA, REMIC
Series 2003-5, Class EQ, 5.50%, 2/25/2023	8	8
Series 2003-48, Class TC, 5.00%, 6/25/2023	13	13
Series 2003-55, Class HY, 5.00%, 6/25/2023	11	11
Series 2008-70, Class BY, 4.00%, 8/25/2023	1	1
Series 2006-22, Class CE, 4.50%, 8/25/2023	38	39
Series 2004-44, Class KT, 6.00%, 6/25/2024	31	32
Series 2004-53, Class NC, 5.50%, 7/25/2024	17	18
Series 2009-71, Class MB, 4.50%, 9/25/2024	9	9
Series 2004-70, Class EB, 5.00%, 10/25/2024	35	36
Series 2010-49, Class KB, 4.00%, 5/25/2025	274	281
Series 2010-41, Class DC, 4.50%, 5/25/2025	70	72
Series 1997-57, Class PN, 5.00%, 9/18/2027	83	89
Series 2009-39, Class LB, 4.50%, 6/25/2029	68	73
Series 2009-96, Class DB, 4.00%, 11/25/2029	87	94
Series 2010-28, Class DE, 5.00%, 4/25/2030	221	243
Series 2001-63, Class TC, 6.00%, 12/25/2031	45	50
Series 2001-81, Class HE, 6.50%, 1/25/2032	115	134
Series 2002-75, Class GB, 5.50%, 11/25/2032	58	61
Series 2011-39, Class ZA, 6.00%, 11/25/2032	459	523
Series 2002-85, Class PE, 5.50%, 12/25/2032	36	41
Series 2003-21, Class OU, 5.50%, 3/25/2033	27	31
Series 2003-26, Class EB, 3.50%, 4/25/2033	747	792
Series 2003-23, Class CH, 5.00%, 4/25/2033	29	32
Series 2003-63, Class YB, 5.00%, 7/25/2033	101	113
Series 2003-69, Class N, 5.00%, 7/25/2033	189	213
Series 2003-80, Class QG, 5.00%, 8/25/2033	240	265
Series 2003-85, Class QD, 5.50%, 9/25/2033	104	119
Series 2003-94, Class CE, 5.00%, 10/25/2033	22	24
Series 2005-5, Class CK, 5.00%, 1/25/2035	171	184
Series 2005-29, Class WC, 4.75%, 4/25/2035	316	341
Series 2005-48, Class TD, 5.50%, 6/25/2035	230	261
Series 2005-53, Class MJ, 5.50%, 6/25/2035	251	287
Series 2005-62, Class CP, 4.75%, 7/25/2035	3	3
Series 2005-58, Class EP, 5.50%, 7/25/2035	20	23
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	279
Series 2005-68, Class PG, 5.50%, 8/25/2035	100	112
Series 2005-102, Class PG, 5.00%, 11/25/2035	324	368
Series 2005-110, Class GL, 5.50%, 12/25/2035	396	445
Series 2006-49, Class PA, 6.00%, 6/25/2036	43	50
Series 2009-19, Class PW, 4.50%, 10/25/2036	259	286
Series 2006-114, Class HE, 5.50%, 12/25/2036	300	344
Series 2007-33, Class HE, 5.50%, 4/25/2037	22	25
Series 2007-71, Class KP, 5.50%, 7/25/2037	34	36
Series 2007-71, Class GB, 6.00%, 7/25/2037	171	197
Series 2007-65, Class KI, IF, IO, 6.53%, 7/25/2037(f)	6	1
Series 2009-86, Class OT, PO, 10/25/2037	33	30
Series 2010-9, Class MD, 5.00%, 2/25/2038	24	24
Series 2008-72, Class BX, 5.50%, 8/25/2038	16	18
Series 2008-74, Class B, 5.50%, 9/25/2038	5	6
Series 2009-62, Class HJ, 6.00%, 5/25/2039	120	125
Series 2009-37, Class KI, IF, IO, 5.91%, 6/25/2039(f)	7	1
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	10	2
Series 2009-92, Class AD, 6.00%, 11/25/2039	554	602
Series 2009-112, Class ST, IF, IO, 6.16%, 1/25/2040(f)	76	13
Series 2010-22, Class PE, 5.00%, 3/25/2040	1,641	1,833
Series 2010-37, Class CY, 5.00%, 4/25/2040	949	1,060
Series 2010-35, Class SB, IF, IO, 6.33%, 4/25/2040(f)	36	6
Series 2010-54, Class EA, 4.50%, 6/25/2040	35	37

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-64, Class DM, 5.00%, 6/25/2040	5	6
Series 2010-71, Class HJ, 5.50%, 7/25/2040	108	123
Series 2010-123, Class BP, 4.50%, 11/25/2040	2,371	2,611
Series 2011-5, Class CP, 4.50%, 11/25/2040	44	46
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,098
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	543
Series 2012-137, Class CF, 0.39%, 8/25/2041(f)	210	210
Series 2012-103, Class DA, 3.50%, 10/25/2041	40	41
Series 2012-14, Class DE, 3.50%, 3/25/2042	809	868
Series 2012-139, Class JA, 3.50%, 12/25/2042	391	422
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,722
Series 2019-65, Class PA, 2.50%, 5/25/2048	325	334
Series 2009-96, Class CB, 4.00%, 11/25/2049	23	25
Series 2019-7, Class CA, 3.50%, 11/25/2057	3,678	3,869
FNMA, STRIPS
Series 293, Class 1, PO, 12/25/2024	7	7
Series 314, Class 1, PO, 7/25/2031	33	31
GNMA
Series 2003-10, Class KJ, 5.50%, 2/20/2033	52	54
Series 2003-29, Class PD, 5.50%, 4/16/2033	198	212
Series 2003-33, Class NE, 5.50%, 4/16/2033	107	109
Series 2003-65, Class AP, 5.50%, 8/20/2033	69	77
Series 2003-77, Class TK, 5.00%, 9/16/2033	262	273
Series 2004-16, Class GC, 5.50%, 2/20/2034	724	801
Series 2004-54, Class BG, 5.50%, 7/20/2034	16	17
Series 2004-93, Class PD, 5.00%, 11/16/2034	440	475
Series 2004-101, Class BE, 5.00%, 11/20/2034	360	396
Series 2005-11, Class PL, 5.00%, 2/20/2035	171	190
Series 2005-26, Class XY, 5.50%, 3/20/2035	665	744
Series 2005-33, Class AY, 5.50%, 4/16/2035	170	186
Series 2005-49, Class B, 5.50%, 6/20/2035	57	64
Series 2005-51, Class DC, 5.00%, 7/20/2035	139	153
Series 2005-56, Class BD, 5.00%, 7/20/2035	22	24
Series 2006-7, Class ND, 5.50%, 8/20/2035	21	24
Series 2007-37, Class LB, 5.50%, 6/16/2037	174	195
Series 2007-79, Class BL, 5.75%, 8/20/2037	115	127
Series 2008-7, Class PQ, 5.00%, 2/20/2038	345	370
Series 2008-9, Class PW, 5.25%, 2/20/2038	366	400
Series 2009-106, Class ST, IF, IO, 5.91%, 2/20/2038(f)	112	17
Series 2008-23, Class YA, 5.25%, 3/20/2038	86	94
Series 2008-35, Class NF, 5.00%, 4/20/2038	87	95
Series 2008-34, Class PG, 5.25%, 4/20/2038	102	111
Series 2008-33, Class PB, 5.50%, 4/20/2038	302	336
Series 2008-38, Class BG, 5.00%, 5/16/2038	492	540
Series 2008-43, Class NB, 5.50%, 5/20/2038	146	160
Series 2008-56, Class PX, 5.50%, 6/20/2038	284	305
Series 2008-58, Class PE, 5.50%, 7/16/2038	798	895
Series 2008-62, Class SA, IF, IO, 6.06%, 7/20/2038(f)	2	—	(g)
Series 2008-76, Class US, IF, IO, 5.81%, 9/20/2038(f)	63	9
Series 2011-97, Class WA, 6.14%, 11/20/2038(f)	704	812
Series 2008-95, Class DS, IF, IO, 7.21%, 12/20/2038(f)	59	8
Series 2009-14, Class AG, 4.50%, 3/20/2039	102	109
Series 2009-72, Class SM, IF, IO, 6.16%, 8/16/2039(f)	141	20
Series 2009-61, Class AP, 4.00%, 8/20/2039	12	12
Series 2010-130, Class BD, 4.00%, 12/20/2039	266	283
Series 2010-157, Class OP, PO, 12/20/2040	99	93
Series 2014-H11, Class VA, 0.58%, 6/20/2064(f)	1,207	1,211
Series 2015-H20, Class FA, 0.55%, 8/20/2065(f)	1,767	1,772
Series 2015-H26, Class FG, 0.60%, 10/20/2065(f)	1,274	1,279

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	56	57
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 2.27%, 11/25/2033(f)	142	143
Series 2007-A1, Class 5A5, 2.43%, 7/25/2035(f)	34	35
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 2.62%, 4/21/2034(f)	44	45
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	26	26
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 0.73%, 10/25/2028(f)	65	64
Series 2004-B, Class A1, 0.59%, 5/25/2029(f)	100	100
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.64%, 4/25/2034(f)	26	27
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	7	8
PRPM LLC Series 2021-10, Class A1, 2.49%, 10/25/2026(a)(d)	848	848
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class M60C, 3.50%, 5/25/2057	1,912	2,027
Series 2017-4, Class M60C, 3.50%, 6/25/2057	1,794	1,895
Series 2018-2, Class M55D, 4.00%, 11/25/2057	1,907	2,044
Series 2019-3, Class M55D, 4.00%, 10/25/2058‡	449	485
Series 2020-1, Class M55G, 3.00%, 8/25/2059	4,265	4,434
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	527	546
Sequoia Mortgage Trust Series 2004-11, Class A1, 0.69%, 12/20/2034(f)	206	212
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 0.79%, 1/19/2034(f)	103	103
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 1.88%, 12/25/2044(f)	124	125
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	416	461
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051(a)(d)	980	979
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 2.66%, 10/25/2033(f)	78	78

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $77,438)		79,735

U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FNMA 0.50%, 6/17/2025(Cost $15,027)	15,000	14,710

FOREIGN GOVERNMENT SECURITIES — 0.4%
Republic of Colombia (Colombia)
3.00%, 1/30/2030	500	454
7.38%, 9/18/2037	300	350
Republic of Panama (Panama)
4.00%, 9/22/2024	347	369
3.16%, 1/23/2030	400	409
United Mexican States (Mexico)
4.00%, 10/2/2023	296	312
3.60%, 1/30/2025	1,076	1,143
4.13%, 1/21/2026	332	364
2.66%, 5/24/2031	1,646	1,589

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,950)		4,990

	Shares (000)
SHORT-TERM INVESTMENTS — 3.2%
INVESTMENT COMPANIES — 3.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(i)(j)(Cost $43,014)	43,015	43,032

Total Investments — 102.5% (Cost $1,344,001)		1,367,072
Liabilities in Excess of Other Assets — (2.5)%		(32,982)

Net Assets — 100.0%		1,334,090

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2021.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2021.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2021.

(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(f)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2021.

(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of November 30, 2021.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,105	03/2022	USD	134,102	888
U.S. Treasury 10 Year Note	309	03/2022	USD	40,411	407
U.S. Treasury 10 Year Ultra Note	755	03/2022	USD	110,950	1,198
					2,493

Short Contracts
U.S. Treasury 2 Year Note	(360)	03/2022	USD	(78,699)	(110)
U.S. Treasury Long Bond	(4)	03/2022	USD	(649)	(12)
U.S. Treasury Ultra Bond	(41)	03/2022	USD	(8,217)	(222)
					(344)

					2,149

Abbreviations
USD	United States Dollar

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

Centrally Cleared Inflation-linked swap contracts outstanding as of November 30, 2021 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)($)
CPI-U at termination	2.45% at termination	Receive	8/23/2031	USD 8,595	339
CPI-U at termination	2.46% at termination	Receive	8/24/2031	USD 17,052	649
CPI-U at termination	2.48% at termination	Receive	9/3/2031	USD 2,618	86
CPI-U at termination	2.51% at termination	Receive	6/14/2031	USD 3,993	194
CPI-U at termination	2.52% at termination	Receive	9/28/2031	USD 10,264	259
CPI-U at termination	2.52% at termination	Receive	9/7/2031	USD 15,594	435
CPI-U at termination	2.53% at termination	Receive	9/2/2031	USD 12,184	340
CPI-U at termination	2.57% at termination	Receive	6/9/2031	USD 15,426	665
CPI-U at termination	2.58% at termination	Receive	6/8/2031	USD 6,414	272
CPI-U at termination	2.59% at termination	Receive	8/13/2031	USD 12,160	331
CPI-U at termination	2.59% at termination	Receive	10/1/2031	USD 37,087	645
CPI-U at termination	2.67% at termination	Receive	9/2/2026	USD 7,615	165
CPI-U at termination	2.72% at termination	Receive	12/2/2031	USD 25,026	—	(b)
CPI-U at termination	2.75% at termination	Receive	9/13/2026	USD 4,983	81
CPI-U at termination	2.74% at termination	Receive	10/1/2026	USD 28,101	409
CPI-U at termination	2.80% at termination	Receive	10/12/2026	USD 32,436	303
CPI-U at termination	2.97% at termination	Receive	10/22/2026	USD 52,792	97
CPI-U at termination	3.13% at termination	Receive	12/1/2026	USD 12,107	—	(b)

					5,270

CPI-U at termination	2.87% at termination	Receive	11/15/2031	USD 11,861	(183)
CPI-U at termination	2.92% at termination	Receive	11/15/2031	USD 11,861	(251)
CPI-U at termination	2.95% at termination	Receive	11/15/2031	USD 54,533	(1,327)
CPI-U at termination	3.04% at termination	Receive	11/4/2026	USD 12,213	(23)
CPI-U at termination	3.16% at termination	Receive	11/29/2026	USD 36,912	(336)
CPI-U at termination	3.20% at termination	Receive	11/29/2026	USD 39,453	(450)
CPI-U at termination	3.36% at termination	Receive	11/18/2026	USD 32,368	(640)
CPI-U at termination	3.37% at termination	Receive	11/18/2026	USD 45,193	(924)
CPI-U at termination	3.38% at termination	Receive	11/18/2026	USD 87,156	(1,810)
CPI-U at termination	3.74% at termination	Receive	11/26/2023	USD 101,611	(395)
CPI-U at termination	3.74% at termination	Receive	11/26/2023	USD 31,552	(123)
CPI-U at termination	3.74% at termination	Receive	11/26/2023	USD 44,265	(172)
CPI-U at termination	3.80% at termination	Receive	11/29/2023	USD 37,714	(188)

					(6,822)

					(1,552)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
USD	United States Dollar
(a)	Value of floating rate index at November 30, 2021 was as follows:

Floating Rate Index	Value
CPI-U	2.78%

(b)	Amount rounds to less than one thousand.

There are no upfront payments (receipts) on the swap contracts listed above.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—	$105,818	$5,741		$111,559
Collateralized Mortgage Obligations	—	79,229	506		79,735
Commercial Mortgage-Backed Securities	—	141,108	—	(a)	141,108
Corporate Bonds	—	513,294	—		513,294
Foreign Government Securities	—	4,990	—		4,990
Mortgage-Backed Securities	—	119,985	—		119,985
U.S. Government Agency Securities	—	14,710	—		14,710
U.S. Treasury Obligations	—	338,659	—		338,659
Short-Term Investments
Investment Companies	43,032	—	—		43,032

Total Investments in Securities	$43,032	$1,317,793	$6,247		$1,367,072

Appreciation in Other Financial Instruments
Futures Contracts	$2,493	$—	$—		$2,493
Swaps	—	5,270	—		5,270
Depreciation in Other Financial Instruments
Futures Contracts	(344)	—	—		(344)
Swaps	—	(6,822)	—		(6,822)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,149	$(1,552)	$—		$597

(a)	Amount rounds to less than one thousand.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended November 30, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2021	Shares at November 30, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$79,351	$500,442	$536,755	$(5)	$(1)	$43,032	43,015	$30	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2021 (Unaudited) (continued)

(Dollar values in thousands)

(2). Swaps — The Fund engaged in various swap transactions to manage inflation risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.